FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current financial assets:	€ 9,869	€ 6,775
Trade receivables and other current assets (Note 5)	2,145	3,357
Cash and cash equivalents	45,400		€ 84,500
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	63,810	68,325
Trade receivables and other current assets (Note 5)	8,558	7,742
Current financial assets	9,869	6,775
Current Financial Assets With Related Parties	2,175
Cash and cash equivalents	45,383	53,808
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets:	63,810	68,325
Trade receivables and other current assets (Note 5)	8,558	7,742
Current financial assets	9,869	6,775
Current Financial Assets With Related Parties	2,175
Cash and cash equivalents	45,383	53,808
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	63,810	68,325
Trade receivables and other current assets (Note 5)	8,558	7,742
Current financial assets	9,869	6,775
Current Financial Assets With Related Parties	2,175
Cash and cash equivalents	€ 45,383	€ 53,808